Basis of presentation and summary of significant accounting policies- Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021
Accounting Policies [Line Items]
Gain on Verici deconsolidation			$ 0		$ 46,000
Cash current	$ 32,400,000		32,400,000	$ 65,100,000
Cash equivalents current	32,361,000		32,361,000	65,128,000
Accounts receivable reserves recorded amount	0		0	$ 0
Kantaro Bio Sciences LLC [Member]
Accounting Policies [Line Items]
Performance of the contract liability	$ 30,000.00	$ 130,000	$ 160,000		890,000
Equity method investment ownership percentage	25.00%		25.00%	25.00%
Verici Dx Limited [Member]
Accounting Policies [Line Items]
Equity method investments fair value disclosure	$ 4,300,000		$ 4,300,000	$ 9,300,000
Fair value adjustment of investments	$ (2,600,000)	$ 300,000	$ (4,600,000)		$ 5,400,000
Percentage owned in the ordinary shares			5.80%	6.90%
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share			4,560,901		3,683,858